UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08788
                                   ----------

                  TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.
               --------------------------------------------------
              (Exact name of registrant as specified in charter)


              500 EAST BROWARD BLVD., FORT LAUDERDALE, FL 33394-3091
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (954) 527-7500
                                                          --------------

Date of fiscal year end: 3/31
                         ----

Date of reporting period: 3/31/05
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS



                                                                  MARCH 31, 2005
--------------------------------------------------------------------------------

           [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
             ANNUAL REPORT                                        INTERNATIONAL
--------------------------------------------------------------------------------

                              TEMPLETON RUSSIA AND
                            EAST EUROPEAN FUND, INC.

--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series

                              Franklin Templeton Investments

                              GAIN FROM OUR PERSPECTIVE

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities.
                              That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

                               [GRAPHIC OMITTED]

Not part of the annual report

Contents

ANNUAL REPORT

Templeton Russia and
East European Fund, Inc. ...............    1

Performance Summary ....................    6

Important Notice to
Shareholders ...........................    8

Financial Highlights and
Statement of Investments ...............    9

Financial Statements ...................   12

Notes to Financial Statements ..........   15

Report of Independent Registered
Public Accounting Firm .................   22

Tax Designation ........................   23

Annual Meeting of
Shareholders ...........................   25

Dividend Reinvestment and
Cash Purchase Plan .....................   26

Board Members and Officers .............   28

Shareholder Information ................   35

--------------------------------------------------------------------------------

Annual Report

Templeton Russia and East European Fund, Inc.

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Russia and East European Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in investments that are tied economically to Russia or East European countries.

--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 3/31/05

[PIE CHART OMITTED]

Diversified Telecommunication Services ............   21.9%
Diversified Banks .................................   18.4%
Oil & Gas .........................................   17.9%
Metals & Mining ...................................   13.3%
Pharmaceuticals ...................................    8.7%
Electric Utilities ................................    6.0%
Automobiles .......................................    3.5%
Other .............................................    4.2%
Short-Term Investments
& Other Net Assets ................................    6.1%

--------------------------------------------------------------------------------

Dear Shareholder:

This annual report for Templeton Russia and East European Fund covers the fiscal year ended March 31, 2005.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 10.


                                                               Annual Report | 1

PERFORMANCE OVERVIEW

Templeton Russia and East European Fund posted one-year cumulative total returns of -5.15% in market price terms and +12.09% based on change in net asset value. In comparison, the Morgan Stanley Capital International (MSCI) Russia Index posted a -13.83% cumulative total return, and the MSCI Emerging Markets (EM) Eastern European Index posted a 14.84% cumulative total return in U.S. dollars for the same period.(1) In line with our long-term investment strategy, we are pleased with our long-term results. For the five-year period ended March 31, 2005, the Fund delivered cumulative total returns of +162.80% in market price terms and +148.44% in net asset value terms, compared with the 101.61% and 100.04% cumulative total returns of the MSCI Russia Index and the MSCI EM Eastern European Index over the same period.(1) Please note that index performance information is provided for reference. We do not attempt to track the indexes, but rather undertake investments on the basis of fundamental research. You can find the Fund's performance data in the Performance Summary beginning on page 6.

ECONOMIC AND MARKET OVERVIEW

Russia continued to release good economic news, with 7.1% gross domestic product
(GDP) growth in 2004.(2) Commodity prices, particularly for oil, gas and metals, remained strong throughout the year and helped drive economic growth. In January 2005, Standard & Poor's upgraded Russia's sovereign credit rating to investment grade on the basis of its strong macroeconomic performance, budget surplus, swelling foreign reserves and reduced debt. Russia now enjoys investment grade ratings from all three major credit rating agencies.

Hungary's economy grew 4.0% in 2004 after expanding at an annual rate of 3.8% in the fourth quarter as fixed investment spending supported growth.(3) Citing persistent budget deficits, increasing public sector debt and eroding policy creditability, Fitch downgraded the country's long-term local currency rating to A with a stable outlook from A+ with a negative outlook. In a bid to strengthen regional economic relations, Hungary, Austria and Slovenia studied the possibility of expanding bilateral free trade agreements to a more regional level to include West Balkan countries.

(1) Source: Standard & Poor's Micropal. The MSCI Russia Index is market capitalization weighted and measures total returns of equity securities in Russia. The MSCI EM Eastern European Index is a free float-adjusted, market capitalization weighted index designed to measure equity market performance in Eastern European emerging markets. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

(2)   Source: Federal Service of State Statistics, Russia.

(3)   Source: Hungarian Statistical Office.


2 | Annual Report

In the past 12 months most Eastern European markets recorded strong gains as a result of greater investor interest toward emerging markets and the European Union (EU) trade bloc's expansion in May 2004. A weakening U.S. dollar further enhanced stock market returns, allowing the MSCI EM Eastern European Index to gain 14.84% in U.S. dollar terms.(1) The MSCI Russia Index did not perform as well due to contagion from YUKOS' continuing problems throughout the reporting period. The government's tax claims on several major Russian companies further discouraged investors.

INVESTMENT STRATEGY

Our investment strategy employs a company-specific, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow potential. As we look for investments, we consider specific companies in the context of their sector and country. We perform in-depth research to construct an action list from which we construct the portfolio. Our emphasis is on value and not attempting to match or beat an index. During our analysis, we also consider a company's position in its sector, the economic framework and political environment.

MANAGER'S DISCUSSION

Relative to the MSCI EM Eastern European Index, the Fund's largest contribution to performance came from the Fund's overweighted positions in Sberbank and Egis, as well as no position in YUKOS. However, the absence of OTP Bank, CEZ and Polski Koncern Naftowy (PKN) Orlen from our portfolio hurt Fund performance as these stocks outperformed the index. Consistent with our strategy, we did not hold these stocks because we did not consider their valuations as appealing as those of other companies in the region.

By industry, the Fund's underweighted position in the energy sector was the largest contributor to performance relative to the index during the period.(4) This resulted mainly from not owning YUKOS. The Fund's overweighted exposure to the airlines industry, via its position in Aeroflot (sold by period-end), and to the IT services industry also supported performance. Conversely, telecommunication services and diversified banks resulted in the greatest negative impact.(5) Geographically, our Russian stock selection was the strongest contributor to performance.

TOP 10 EQUITY HOLDINGS
3/31/05

--------------------------------------------------------------------------------
 COMPANY                                                             % OF TOTAL
 SECTOR/INDUSTRY, COUNTRY                                            NET ASSETS
--------------------------------------------------------------------------------
 Sberbank RF                                                               18.4%
   DIVERSIFIED BANKS, RUSSIA
--------------------------------------------------------------------------------
 Cherepovets Mk Severstal                                                   8.4%
   METALS & MINING, RUSSIA
--------------------------------------------------------------------------------
 VolgaTelecom, ord. & ADR                                                   7.4%
   DIVERSIFIED TELECOMMUNICATION
    SERVICES, RUSSIA
--------------------------------------------------------------------------------
 Lukoil Holdings, ADR                                                       7.2%
   OIL & GAS, RUSSIA
--------------------------------------------------------------------------------
 MOL Magyar Olaj-Es Gazipari RT                                             6.5%
   OIL & GAS, HUNGARY
--------------------------------------------------------------------------------
 Egis RT                                                                    5.9%
   PHARMACEUTICALS, HUNGARY
--------------------------------------------------------------------------------
 Telekomunikacja Polska SA                                                  5.1%
   DIVERSIFIED TELECOMMUNICATION
    SERVICES, POLAND
--------------------------------------------------------------------------------
 Unified Energy Systems                                                     4.6%
   ELECTRIC UTILITIES, RUSSIA
--------------------------------------------------------------------------------
 Mining and Metallurgical Co.
 Norilsk Nickel                                                             4.2%
   METALS & MINING, RUSSIA
--------------------------------------------------------------------------------
 Sibirtelecom                                                               3.4%
   DIVERSIFIED TELECOMMUNICATION
    SERVICES, RUSSIA
--------------------------------------------------------------------------------

(4)   In the SOI, the energy sector comprises oil and gas.

(5) In the SOI, the telecommunication services sector comprises diversified telecommunication services.

                                                               Annual Report | 3

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the 12 months ended March 31, 2005, the U.S. dollar declined in value relative to most non-U.S. currencies. As a result, the Fund's performance was positively affected by the portfolio's predominant investment in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

In the 12 months under review, the largest and only purchase outside of Russia was Borsodchem, one of Hungary's largest listed industrial companies and a leading European producer of commodity and specialty chemicals. New Russian additions included Saturn Research & Production, one of the largest turbo engine producers for military and civil aviation in the country; JSC Salavatnefteorgsintez, one of Russia's largest oil refining and petrochemical complexes; and Kalina, one of the country's leading manufacturers of cosmetics, fragrance and other household and personal care products.

We reduced the Fund's Russian exposure from 85.6% of total net assets at the beginning of the reporting period to 71.6% at period-end as selected stocks reached their sell targets. Key sales included Mosenergo, Aeroflot and Golden Telecom. The Fund also divested its interests in Vimpel Communications on concerns of tax claims from the government. We also trimmed investment in Sberbank and realized gains. In addition, we reduced the Fund's exposure to the airlines, electric utilities and wireless telecommunication services sectors.


4 | Annual Report

This report contains new information about the Board of Directors' approval of the Fund's investment advisory contract in the past six months. It is designed to give you an understanding of several factors considered before the Board approved its contract with the Investment Manager. The disclosure is in the "Shareholder Information" section beginning on page 35.

Thank you for investing in Templeton Russia and East European Fund. We welcome your comments and look forward to serving your future investment needs.

Sincerely,

[PHOTO OMITTED]      /s/ Mark Mobius

                     Mark Mobius
                     President and Chief Executive Officer -
                     Investment Management
                     Templeton Russia and East European Fund, Inc.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF MARCH 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                               Annual Report | 5

Performance Summary as of 3/31/05

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses. All total returns include reinvested distributions according to the terms specified in the Fund's dividend reinvestment and cash purchase plan and do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance table does not reflect the deduction of any taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

PRICE AND DISTRIBUTION INFORMATION

SYMBOL: TRF                                    CHANGE       3/31/05      3/31/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.70       $40.59       $39.89
--------------------------------------------------------------------------------
Market Price (NYSE)                            -$6.35       $39.30       $45.65
--------------------------------------------------------------------------------
DISTRIBUTIONS (4/1/04-3/31/05)
--------------------------------------------------------------------------------
Short-Term Capital Gain            $0.3201
--------------------------------------------------------------------------------
Long-Term Capital Gain             $3.2515
--------------------------------------------------------------------------------
    TOTAL                          $3.5716
--------------------------------------------------------------------------------

Templeton Russia and East European Fund, Inc., paid distributions derived from long-term capital gains totaling $3.2515 in June 2004 and January 2005. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).

PERFORMANCE(1)

-------------------------------------------------------------------------------------------
                                                                         COMMENCEMENT OF
                                          1-YEAR           5-YEAR      OPERATIONS (6/15/95)
-------------------------------------------------------------------------------------------
Cumulative Total Return(2)
-------------------------------------------------------------------------------------------
    Based on change in NAV               + 12.09%         +148.44%           +364.05%
-------------------------------------------------------------------------------------------
    Based on change in market price        -5.15%         +162.80%           +360.93%(3)
-------------------------------------------------------------------------------------------
Average Annual Total Return(2)
-------------------------------------------------------------------------------------------
    Based on change in NAV               + 12.09%         + 19.96%           + 16.97%
-------------------------------------------------------------------------------------------
    Based on change in market price        -5.15%         + 21.32%           + 17.36%(3)
-------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MORE CURRENT PERFORMANCE, CALL FRANKLIN TEMPLETON INVESTMENTS AT 1-800/342-5236.


6 | Annual Report

ENDNOTES

SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING INCLUDING CURRENCY VOLATILITY, ECONOMIC INSTABILITY AND SOCIAL AND POLITICAL DEVELOPMENTS OF COUNTRIES WHERE THE FUND INVESTS. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. RUSSIAN AND EAST EUROPEAN SECURITIES INVOLVE SIGNIFICANT ADDITIONAL RISKS, INCLUDING POLITICAL AND SOCIAL UNCERTAINTY (FOR EXAMPLE, REGIONAL CONFLICTS AND RISK OF WAR), CURRENCY EXCHANGE RATE VOLATILITY, PERVASIVENESS OF CORRUPTION AND CRIME IN THE RUSSIAN AND EAST EUROPEAN ECONOMIC SYSTEMS, DELAYS IN SETTLING PORTFOLIO TRANSACTIONS AND RISK OF LOSS ARISING OUT OF THE SYSTEM OF SHARE REGISTRATION AND CUSTODY USED IN RUSSIA AND EAST EUROPEAN COUNTRIES. ALSO, AS A NONDIVERSIFIED INVESTMENT COMPANY INVESTING IN RUSSIA AND EAST EUROPEAN COUNTRIES, THE FUND MAY INVEST IN A RELATIVELY SMALL NUMBER OF ISSUERS AND, AS A RESULT, BE SUBJECT TO GREATER RISK OF LOSS WITH RESPECT TO ITS PORTFOLIO SECURITIES.

(1) From 10/1/95 through 6/30/96, the Fund's Investment Manager agreed to reduce its fee by one-half. If the Investment Manager had not taken this action, the Fund's total return since inception would have been lower.

(2) Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated.

(3) Since 9/13/95, commencement of trading on New York Stock Exchange.


                                                               Annual Report | 7

Important Notice to Shareholders

SHARE REPURCHASE PROGRAM

The Board of Directors of the Fund previously authorized an open-market share repurchase program pursuant to which the Fund may purchase, from time to time, shares of the Fund's common stock in open-market transactions, at the discretion of management. This authorization remains in effect.


8 | Annual Report

Templeton Russia and East European Fund, Inc.

FINANCIAL HIGHLIGHTS

                                                     --------------------------------------------------------------
                                                                           YEAR ENDED MARCH 31,
                                                         2005         2004         2003         2002         2001
                                                     --------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...............   $  39.89     $  22.11     $  21.60     $  13.40     $  20.48
                                                     --------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)(a) .................      (0.01)        0.15        (0.07)        0.05        (0.03)
 Net realized and unrealized gains (losses) ......       4.28        21.86         0.68         8.23        (7.05)
                                                     --------------------------------------------------------------
Total from investment operations .................       4.27        22.01         0.61         8.28        (7.08)
                                                     --------------------------------------------------------------
Capital share repurchases ........................         --           --           --         0.01         0.02
                                                     --------------------------------------------------------------
Less distributions from:
 Net investment income ...........................         --        (0.22)          --        (0.09)       (0.02)
 Net realized gains ..............................      (3.57)       (4.01)       (0.10)          --           --
                                                     --------------------------------------------------------------
Total distributions ..............................      (3.57)       (4.23)       (0.10)       (0.09)       (0.02)
                                                     --------------------------------------------------------------
Net asset value, end of year .....................   $  40.59     $  39.89     $  22.11     $  21.60     $  13.40
                                                     ==============================================================
Market value, end of year(b) .....................   $  39.30     $  45.65     $  20.54     $  27.10     $  11.08
                                                     ==============================================================

Total return (based on market value per share)....      (5.15)%     150.26%      (23.87)%     145.77%      (40.83)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ..................   $218,577     $214,166     $118,724     $115,943     $ 72,103
Ratios to average net assets:
 Expenses ........................................       1.80%        1.84%        2.02%        2.07%        2.05%
 Net investment income (loss) ....................      (0.02)%       0.47%       (0.33)%       0.30%       (0.17)%
Portfolio turnover rate ..........................       7.65%       18.76%        7.85%       70.05%       63.77%

(a)   Based on average daily shares outstanding.

(b)   Based on the last sale on the New York Stock Exchange.


                          Annual Report | See notes to financial statements. | 9

Templeton Russia and East European Fund, Inc.

STATEMENT OF INVESTMENTS, MARCH 31, 2005

-----------------------------------------------------------------------------------------------------------------------------
                                                                              COUNTRY            SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 93.9%
   AUTOMOBILES 3.5%
   AvtoVAZ .............................................................      Russia              197,950       $  5,918,705
(a)GAZ Auto Plant ......................................................      Russia               64,140          1,731,780
                                                                                                                -------------
                                                                                                                   7,650,485
                                                                                                                -------------
   CHEMICALS 1.9%
   Borsodchem RT .......................................................      Hungary             310,000          4,219,190
                                                                                                                -------------
   DIVERSIFIED BANKS 18.4%
   Sberbank RF .........................................................      Russia               67,901         40,265,293
                                                                                                                -------------
   DIVERSIFIED TELECOMMUNICATION SERVICES 21.9%
   Rostelecom, ADR .....................................................      Russia              256,460          3,216,008
   Sibirtelecom ........................................................      Russia          127,856,180          7,428,444
   Southern Telecommunications Co. .....................................      Russia           63,812,635          6,365,310
   Telekomunikacja Polska SA ...........................................      Poland            1,646,000         11,098,386
   Uralsvyazinform .....................................................      Russia           99,690,000          3,578,871
   VolgaTelecom ........................................................      Russia            3,685,789         13,213,554
   VolgaTelecom, ADR ...................................................      Russia              407,000          3,033,666
                                                                                                                -------------
                                                                                                                  47,934,239
                                                                                                                -------------
   ELECTRIC UTILITIES 6.0%
   Konakovskaya Gres ...................................................      Russia            5,278,000          2,968,875
   Unified Energy Systems ..............................................      Russia           34,835,429         10,119,692
                                                                                                                -------------
                                                                                                                  13,088,567
                                                                                                                -------------
   HOUSEHOLD PRODUCTS 0.1%
   Kalina ..............................................................      Russia                6,336            153,331
                                                                                                                -------------
   IT SERVICES 1.6%
(a)RBC Information Systems .............................................      Russia              936,000          3,407,040
                                                                                                                -------------
   MACHINERY 0.6%
(a)Saturn Research & Production Association ............................      Russia           14,385,900          1,204,819
                                                                                                                -------------
   METALS & MINING 13.3%
(a)Chelyabinsk Pipe Works ..............................................      Russia            3,180,000          1,335,600
   Cherepovets Mk Severstal ............................................      Russia            2,047,500         18,427,500
   Mining and Metallurgical Co. Norilsk Nickel .........................      Russia              158,300          9,236,805
                                                                                                                -------------
                                                                                                                  28,999,905
                                                                                                                -------------
   OIL & GAS 17.9%
(a)JSC Salavatnefteorgsintez ...........................................      Russia               24,457            703,138
(b)Lukoil Holdings, ADR ................................................      Russia              116,625         15,791,025
   MOL Magyar Olaj-Es Gazipari RT ......................................      Hungary             176,200         14,169,107
   Surgutneftegaz ......................................................      Russia            9,197,000          6,539,067
   Tatneft .............................................................      Russia            1,207,300          1,937,717
                                                                                                                -------------
                                                                                                                  39,140,054
                                                                                                                -------------
   PHARMACEUTICALS 8.7%
   Egis RT .............................................................      Hungary             144,317         12,848,927
   Pliva d.d., GDR, Reg S ..............................................      Croatia             554,800          6,252,596
                                                                                                                -------------
                                                                                                                  19,101,523
                                                                                                                -------------
   TOTAL COMMON STOCKS (COST $78,716,717) ..............................                                         205,164,446
                                                                                                                -------------


10 | Annual Report

Templeton Russia and East European Fund, Inc.

-----------------------------------------------------------------------------------------------------------------------------
                                                                              COUNTRY      PRINCIPAL AMOUNT(f)      VALUE
-----------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENT 7.3%
   U.S. GOVERNMENT AND AGENCY SECURITIES (COST $15,993,987) 7.3%
(c)U.S. Treasury Bill, 4/07/05 .........................................   United States       16,000,000       $ 15,993,280
                                                                                                                -------------
   TOTAL INVESTMENTS BEFORE MONEY FUND (COST $94,710,704)                                                        221,157,726
                                                                                              --------------    -------------

                                                                                                 SHARES
                                                                                             --------------
   MONEY FUND (COST $9,252) 0.0%(D)
(e)Franklin Institutional Fiduciary Trust Money Market Portfolio .......   United States            9,252              9,252
                                                                                                                -------------
   TOTAL INVESTMENTS (COST $94,719,956) 101.2% .........................                                         221,166,978
   OTHER ASSETS, LESS LIABILITIES (1.2)% ...............................                                          (2,590,321)
                                                                                                                -------------
   NET ASSETS 100.0% ...................................................                                        $218,576,657
                                                                                                                =============

SELECTED PORTFOLIO ABBREVIATIONS:
ADR - American Depository Receipt
GDR - Global Depository Receipt

(a)   Non-income producing.

(b)   See Note 9 regarding other considerations.

(c) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(d)   Rounds to less than 0.05% of net assets.

(e) See Note 8 regarding investments in Franklin Institutional Fiduciary Trust Money Market Portfolio.

(f)   The principal amount is stated in U.S. dollars unless otherwise indicated.


                         Annual Report | See notes to financial statements. | 11

Templeton Russia and East European Fund, Inc.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2005

Assets:
 Investments in securities:
  Cost - Unaffiliated issuers
                                                                    $ 94,710,704
  Cost - Sweep Money Fund (Note 8) ............................            9,252
                                                                    ------------
  Total cost of investments ...................................     $ 94,719,956
                                                                    ============
  Value - Unaffiliated issuers ................................     $221,157,726
  Value - Sweep Money Fund (Note 8) ...........................            9,252
                                                                    ------------
  Total value of investments ..................................      221,166,978
 Receivables:
  Dividends and interest ......................................        1,266,515
                                                                    ------------
        Total assets ..........................................      222,433,493
                                                                    ------------
Liabilities:
 Payables:
  Investment securities purchased .............................          707,458
  Affiliates ..................................................          286,772
  Funds advanced by custodian .................................        2,700,128
 Other liabilities ............................................          162,478
                                                                    ------------
        Total liabilities .....................................        3,856,836
                                                                    ------------
Net assets, at value ..........................................     $218,576,657
                                                                    ============
Net assets consist of:
 Net unrealized appreciation (depreciation)
                                                                    $126,447,417
 Accumulated net realized gain (loss) .........................       15,661,972
 Paid-in capital ..............................................       76,467,268
                                                                    ------------
Net assets, at value ..........................................     $218,576,657
                                                                    ============
Shares outstanding ............................................        5,385,645
                                                                    ============
Net asset value per share .....................................     $      40.59
                                                                    ============


12 | See notes to financial statements. | Annual Report

Templeton Russia and East European Fund, Inc.

STATEMENT OF OPERATIONS
for the year ended March 31, 2005

Investment income:
 Dividends (net of foreign taxes of $322,648)
  Unaffiliated issuers ........................................................   $ 3,358,047
  Sweep Money Fund (Note 8) ...................................................       125,904
 Interest .....................................................................        84,163
                                                                                  ------------
        Total investment income ...............................................     3,568,114
                                                                                  ------------
Expenses:
 Management fees (Note 4) .....................................................     2,481,721
 Administrative fees (Note 4) .................................................       501,950
 Transfer agent fees ..........................................................        32,701
 Custodian fees (Note 5) ......................................................       447,191
 Reports to shareholders ......................................................        20,048
 Registration and filing fees .................................................        22,588
 Professional fees ............................................................        86,731
 Directors' fees and expenses .................................................        20,370
 Other ........................................................................        10,894
                                                                                  ------------
        Total expenses ........................................................     3,624,194
        Expense reductions (Note 5) ...........................................       (11,996)
                                                                                  ------------
          Net expenses ........................................................     3,612,198
                                                                                  ------------
           Net investment loss ................................................       (44,084)
                                                                                  ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments .................................................................    30,655,198
  Foreign currency transactions ...............................................       (11,816)
                                                                                  ------------
        Net realized gain (loss) ..............................................    30,643,382
                                                                                  ------------
 Net change in unrealized appreciation (depreciation) on:
  Investments .................................................................    (7,583,493)
  Translation of assets and liabilities denominated in foreign currencies .....           309
                                                                                  ------------
                Net change in unrealized appreciation (depreciation) ..........    (7,583,184)
                                                                                  ------------
Net realized and unrealized gain (loss) .......................................    23,060,198
                                                                                  ------------
Net increase (decrease) in net assets resulting from operations ...............   $23,016,114
                                                                                  ============


                         Annual Report | See notes to financial statements. | 13

Templeton Russia and East European Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended March 31, 2005 and 2004

                                                                                        -----------------------------
                                                                                             2005            2004
                                                                                        -----------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ......................................................   $    (44,084)   $    789,310
  Net realized gain (loss) from investments and foreign currency transactions .......     30,643,382      24,445,366
  Net change in unrealized appreciation (depreciation) on investments and
         translation of assets and liabilities denominated in foreign currencies ....     (7,583,184)     92,937,701
                                                                                        -----------------------------
        Net increase (decrease) in net assets resulting from operations .............     23,016,114     118,172,377
                                                                                        -----------------------------
 Distributions to shareholders from:
  Net investment income .............................................................             --      (1,172,130)
  Net realized gains ................................................................    (19,187,573)    (21,558,497)
                                                                                        -----------------------------
 Total distributions to shareholders ................................................    (19,187,573)    (22,730,627)
                                                                                        -----------------------------
 Capital share transactions (Note 3) ................................................        582,185              --
                                                                                        -----------------------------
         Net increase (decrease) in net assets ......................................      4,410,726      95,441,750
Net assets:
 Beginning of year ..................................................................    214,165,931     118,724,181
                                                                                        -----------------------------
 End of year ........................................................................   $218,576,657    $214,165,931
                                                                                        =============================


14 | See notes to financial statements. | Annual Report

Templeton Russia and East European Fund, Inc.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Russia and East European Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a closed-end, non-diversified investment company. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

U.S. Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Directors.


                                                              Annual Report | 15

Templeton Russia and East European Fund, Inc.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Directors.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.


16 | Annual Report

Templeton Russia and East European Fund, Inc.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. MARKET AND GEOGRAPHIC RISK CONSIDERATIONS

Investing in equity securities of Russian and East European companies includes certain risks not typically associated with investing in countries with more developed securities markets, such as political, economic and legal uncertainties, delays in settling portfolio transactions and the risk of loss from the systems of share registration and custody used in Russian and East European countries.

3. CAPITAL STOCK

On November 29, 2000, the Board of Directors of the Fund authorized management to implement an open-market share repurchase program pursuant to which the Fund may purchase, from time to time, shares of the Fund's common stock in open-market transactions, at the discretion of management. This authorization remains in effect.

At March 31, 2005, there were 100 million shares authorized ($0.01 par value). Through March 31, 2005, the Fund had repurchased a total of 50,000 shares.


                                                              Annual Report | 17

Templeton Russia and East European Fund, Inc.

3. CAPITAL STOCK (CONTINUED)

During the year ended March 31, 2005, 16,290 shares were issued for $582,185 from reinvested distributions. During the year ended March 31, 2004, there were no share transactions; all reinvested distributions were satisfied with previously issued shares purchased in the open market.

4. TRANSACTIONS WITH AFFILIATES

Franklin Resources Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and directors of the Fund are also officers and/or directors of the following subsidiaries:

--------------------------------------------------------------------------------
SUBSIDIARY                                             AFFILIATION
--------------------------------------------------------------------------------
Templeton Asset Management Ltd. (TAML)                 Investment manager
Franklin Templeton Services LLC (FT Services)          Administrative manager

A. MANAGEMENT FEES

The Fund pays a monthly investment management fee to TAML based on the average weekly net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE          NET ASSETS
--------------------------------------------------------------------------------
      1.250%                 Up to and including $1 billion
      1.200%                 Over $1 billion, up to and including $5 billion
      1.150%                 Over $5 billion, up to and including $10 billion
      1.100%                 Over $10 billion, up to and including $15 billion
      1.050%                 Over $15 billion, up to and including $20 billion
      1.000%                 Over $20 billion

Prior to May 1, 2004, the Fund paid an investment management fee to TAML of 1.25% per year of the average weekly net assets of the Fund.

B. ADMINISTRATIVE FEES

The Fund pays an administrative management fee to FT Services of 0.25% per year of the average weekly net assets of the Fund, of which 0.20% is paid to Princeton Administrators, a wholly-owned subsidiary of Merrill Lynch & Co., Inc.

5. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended March 31, 2005, the custodian fees were reduced as noted in the Statement of Operations.


18 | Annual Report

Templeton Russia and East European Fund, Inc.

6. INCOME TAXES

At March 31, 2005, the Fund had deferred currency losses occurring subsequent to October 31, 2004 of $2,613. For tax purposes, such losses will be reflected in the year ending March 31, 2006.

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.

Net realized gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

The tax character of distributions paid during the years ended March 31, 2005 and 2004, was as follows:

                                      --------------------------
                                          2005           2004
                                      --------------------------
Distributions paid from:
Ordinary income ...................   $ 1,719,947    $   906,370
Long term capital gain ............    17,467,626     21,824,257
                                      --------------------------
                                      $19,187,573    $22,730,627
                                      ==========================

At March 31, 2005, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments .............................   $ 94,909,229
                                                    ------------
Unrealized appreciation .........................   $127,215,508
Unrealized depreciation .........................       (957,759)
                                                    ------------
Net unrealized appreciation (depreciation) ......   $126,257,749
                                                    ============
Undistributed ordinary income ...................   $    363,286
Undistributed long term capital gains ...........     15,490,572
                                                    ------------
Distributable earnings ..........................   $ 15,853,858
                                                    ============

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the year ended March 31, 2005 aggregated $14,511,306 and $44,234,212, respectively.

8. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.


                                                              Annual Report | 19

Templeton Russia and East European Fund, Inc.

9. OTHER CONSIDERATIONS

Directors or employees of TAML, the Fund's investment manager, may serve as members on the board of directors of certain companies in which the Fund invests and/or may represent the Fund in certain corporate negotiations. Currently, such individuals serve in one or more of these capacities for Lukoil Holdings. As a result of this involvement, the investment manager may be in possession of certain material non-public information which, pursuant to the Fund's policies and the requirements of the federal securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

10. REGULATORY MATTERS

INVESTIGATIONS AND SETTLEMENTS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds. The Fund did not participate in the CAGO settlement. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC's settlement will be made promptly in accordance with the terms and conditions of that order.


20 | Annual Report

Templeton Russia and East European Fund, Inc.

10. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys' fees and costs. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the "Administrative Complaint") and the SEC's findings regarding market timing in its August 2, 2004 Order (the "SEC Order"), both of which matters were previously reported.

The Company, and other funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC's findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

In addition, the Company, as well as certain current and former officers, employees, and directors, have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the Fund and other funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.


                                                              Annual Report | 21

Templeton Russia and East European Fund, Inc.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton Russia and East European Fund, Inc. (the "Fund) at March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
May 10, 2005


22 | Annual Report

Templeton Russia and East European Fund, Inc.

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Fund hereby designates $28,453,044 as a capital gain dividend for the fiscal year ended March 31, 2005.

Under Section 854(b)(2) of the Code, the Fund hereby designates up to a maximum of $3,397,081 as qualified dividends for purposes of the maximum rate under
Section 1(h)(11) of the Code for the fiscal year ended March 31, 2005. In January 2006, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2005. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

At March 31, 2005, more than 50% of the Templeton Russia and East European Fund, Inc. total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund hereby designates to shareholders the foreign source income and foreign taxes paid, pursuant to
Section 853 of the Code. This designation will allow shareholders of record on June 3, 2005, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis, by country, of foreign tax paid, foreign source income, and foreign qualified dividends as designated by the Fund shareholders of record.

--------------------------------------------------------------------------------
                            FOREIGN TAX         FOREIGN            FOREIGN
                               PAID          SOURCE INCOME   QUALIFIED DIVIDENDS
COUNTRY                      PER SHARE         PER SHARE          PER SHARE
--------------------------------------------------------------------------------
Croatia ................      $0.0000           $0.0079            $0.0079
Hungary ................       0.0040            0.0043             0.0043
Poland .................       0.0014            0.0014             0.0014
Russia .................       0.0545            0.0896             0.0896
                            ----------------------------------------------------
TOTAL ..................      $0.0599           $0.1032            $0.1032
                            ====================================================

Foreign Tax Paid per Share (Column 1) is the amount per share available to you, as a tax credit or deduction (assuming you held your shares in the Fund for a minimum of 16 days during the 30-day period beginning 15 days before the ex-dividend date of the Fund's distribution to which the foreign taxes relate).

Foreign Source Income per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends without adjustment for the lower U.S. tax rates.


                                                              Annual Report | 23

Templeton Russia and East European Fund, Inc.

Foreign Qualified Dividends per Share (Column 3) is the amount per share of foreign source qualified dividends the Fund paid to you, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund. If you have foreign source qualified dividends, you may be required to make certain adjustments to those amounts before taking them into account on line 1 of Form 1116. However, you may qualify for an adjustment exception. Please see the instructions to Form 1116 for more information.

In January 2006, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2005. The Foreign Source Income reported on Form 1099-DIV has not been reduced to take into account the tax rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2005 individual income tax returns.


24 | Annual Report

Templeton Russia and East European Fund, Inc.

ANNUAL MEETING OF SHAREHOLDERS, AUGUST 17, 2004

The Annual Meeting of Shareholders of the Fund was held at the Fund's offices, 500 East Broward Boulevard, Fort Lauderdale, Florida, on August 17, 2004 for the purpose of electing four Directors of the Fund. At the meeting, the following persons were elected by the shareholders to serve as Directors of the Fund:
Martin L. Flanagan, Edith E. Holiday, Charles B. Johnson and Frank A. Olson.* No other business was transacted at the meeting.

The results of the voting at the Annual Meeting are as follows:

Proposal: The election of four (4) Directors:

-------------------------------------------------------------------------------------------------------------
                                                              % OF                                     % OF
                                                              SHARES                                   SHARES
                                                 % OF        PRESENT                       % OF       PRESENT
                                              OUTSTANDING      AND                      OUTSTANDING     AND
TERM EXPIRING 2007                FOR           SHARES        VOTING       WITHHELD       SHARES       VOTING
-------------------------------------------------------------------------------------------------------------
Martin L. Flanagan .....    4,313,602.2877      80.34%        98.98%     44,359.3424       0.83%       1.02%
Edith E. Holiday .......    4,303,142.2877      80.14%        98.74%     54,819.3424       1.02%       1.26%
Charles B. Johnson .....    4,306,406.2877      80.20%        98.82%     51,555.3424       0.96%       1.18%
Frank A. Olson .........    4,309,933.2877      80.27%        98.90%     48,028.3424       0.89%       1.10%

*     Harris J. Ashton, Nicholas F. Brady, Harmon E. Burns, Frank J. Crothers,
      S. Joseph Fortunato, Gordon S. Macklin, Fred R. Millsaps and Constantine
      D. Tseretopoulos are Directors of the Fund who are currently serving and whose terms of office continued after the Annual Meeting of Shareholders.


                                                              Annual Report | 25

Templeton Russia and East European Fund, Inc.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The Fund offers a Dividend Reinvestment and Cash Purchase Plan (the "Plan") with the following features:

If shares of the Fund are held in the shareholder's name, the shareholder will automatically be a participant in the Plan unless he elects to withdraw. If the shares are registered in the name of a broker-dealer or other nominee (i.e., in "street name"), the broker-dealer or nominee will elect to participate in the Plan on the shareholder's behalf unless the shareholder instructs them otherwise, or unless the reinvestment service is not provided by the broker-dealer or nominee.

Participants should contact Mellon Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938, to receive the Plan brochure.

To receive dividends or distributions in cash, the shareholder must notify Mellon Bank, N.A. (the "Plan Administrator"), at the address above or the institution in whose name the shares are held. The Plan Administrator must receive written notice within ten business days before the record date for the distribution.

Whenever the Fund declares dividends in either cash or common stock of the Fund, if the market price is equal to or exceeds net asset value at the valuation date, the participant will receive the dividends entirely in stock at a price equal to the net asset value, but not less than 95% of the then current market price of the Fund's shares. If the market price is lower than net asset value or if dividends and/or capital gains distributions are payable only in cash, the participant will receive shares purchased on the New York Stock Exchange or otherwise on the open market.

The automatic reinvestment of dividends and/or capital gains does not relieve the participant of any income tax that may be payable on dividends or distributions.

Whenever shares are purchased on the New York Stock Exchange or otherwise on the open market, each participant will pay a pro rata portion of trading fees. Trading fees will be deducted from amounts to be invested. The Plan Administrator's fees for a sale of shares through the Plan are $15.00 per transaction plus a $0.12 per share trading fee.

The participant may withdraw from the Plan without penalty at any time by written notice to the Plan Administrator sent to Mellon Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938. Upon withdrawal, the participant will receive, without charge, stock certificates issued in the participant's name for all full shares held by the Plan Administrator; or, if the participant wishes, the Plan Administrator will sell the participant's shares and send the proceeds, less a service charge of $15.00 and less trading fees of $0.12 per share, to the participant.


26 | Annual Report

Templeton Russia and East European Fund, Inc.

TRANSFER AGENT

Mellon Investor Services LLC
85 Challenger Road
Ridgefield Park, NJ 07660
1-800-416-5585
www.melloninvestor.com

SHAREHOLDER INFORMATION

Shares of Templeton Russia and East European Fund, Inc. are traded on the New York Stock Exchange under the symbol "TRF." Information about the net asset value and the market price is published each Monday in the WALL STREET JOURNAL, weekly in BARRON'S and each Saturday in THE NEW YORK TIMES and other newspapers. Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transactions section of newspapers.

For current information about distributions and shareholder accounts, call 1-800-416-5585. Registered shareholders can now access their Fund account on-line with INVESTOR SERVICEDIRECT(R). For information go to Mellon Investor Services' web site at https://vault.melloninvestor.com/isd and follow the instructions.

The daily closing net asset value as of the previous business day may be obtained when available by calling Franklin Templeton Fund Information after 7 a.m. Pacific time any business day at 1-800/DIAL BEN(R) (1-800-342-5236). The Fund's net asset value and dividends are also listed on the NASDAQ Stock Market, Inc.'s Mutual Fund Quotation Service ("NASDAQ MFQS").

Shareholders not receiving copies of the reports to shareholders because their shares are registered in the name of a broker or a custodian can request that they be added to the Fund's mailing list by writing Templeton Russia and East European Fund, Inc., 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030.


                                                              Annual Report | 27

Board Members and Officers

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                               LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS              POSITION    TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (72)              Director    Since 1994       143                        Director, Bar-S Foods (meat packing
500 East Broward Blvd.                                                                     company).
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
FRANK J. CROTHERS (60)             Director    Since 1998       20                         None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman, Island Corporate Holding Ltd.; Director and Vice Chairman, Caribbean Utilities Co. Limited; Director, Provo Power
Company Ltd.; director of various other business and nonprofit organizations; and FORMERLY, Chairman, Atlantic Equipment &
Power Ltd. (1977-2003).
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (72)           Director    Since 1994       144                        None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch (until 2002) (Consultant (2003)).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (53)              Director    Since 1996       97                         Director, Amerada Hess Corporation
500 East Broward Blvd.                                                                     (exploration and refining of oil and
Suite 2100                                                                                 gas), H.J. Heinz Company (processed
Fort Lauderdale, FL 33394-3091                                                             foods and allied products), RTI
                                                                                           International Metals, Inc. (manufac-
                                                                                           ture and distribution of titanium),
                                                                                           Canadian National Railway (railroad),
                                                                                           and White Mountains Insurance
                                                                                           Group, Ltd. (holding company).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and
Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to
the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------


28 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                               LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS              POSITION    TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (77)             Director    Since 1994       143                        Director, Martek Biosciences
500 East Broward Blvd.                                                                     Corporation, MedImmune, Inc.
Suite 2100                                                                                 (biotechnology), and Overstock.com
Fort Lauderdale, FL 33394-3091                                                             (Internet services); and FORMERLY,
                                                                                           Director, MCI Communication
                                                                                           Corporation (subsequently known as
                                                                                           MCI WorldCom, Inc. and WorldCom,
                                                                                           Inc.) (communications services)
                                                                                           (1988-2002), White Mountains
                                                                                           Insurance Group, Ltd. (holding com-
                                                                                           pany) (1987-2004) and Spacehab,
                                                                                           Inc. (aerospace services) (1994-2003).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company)
(2001-2004); Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------
FRED R. MILLSAPS (76)              Director    Since 1994       27                         None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various business and nonprofit organizations; manager of personal investments (1978-present); and FORMERLY,
Chairman and Chief Executive Officer, Landmark Banking Corporation (1969-1978); Financial Vice President, Florida Power and
Light (1965-1969); and Vice President, Federal Reserve Bank of Atlanta (1958-1965).
------------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (72)                Director    Since 2003       20                         Director, White Mountains Insurance
500 East Broward Blvd.                                                                     Group, Ltd. (holding company),
Suite 2100                                                                                 Amerada Hess Corporation (explo-
Fort Lauderdale, FL                                                                        ration and refining of oil and gas) and
33394-3091                                                                                 Sentient Jet (private jet service); and
                                                                                           FORMERLY, Director, Becton Dickinson
                                                                                           and Company (medical technology),
                                                                                           Cooper Industries, Inc. (electrical
                                                                                           products and tools and hardware),
                                                                                           Health Net, Inc. (formerly, Foundation
                                                                                           Health) (Integrated Managed Care),
                                                                                           The Hertz Corporation, Pacific
                                                                                           Southwest Airlines, The RCA
                                                                                           Corporation, Unicom (formerly,
                                                                                           Commonwealth Edison) and UAL
                                                                                           Corporation (airlines).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive
Officer (1977-1999); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 29

------------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                               LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS              POSITION    TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
CONSTANTINE D. TSERETOPOULOS (51)  Director    Since 1997       20                         None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Physician, Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and FORMERLY, Cardiology Fellow,
University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                               LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS              POSITION    TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**Nicholas F. Brady (75)           Director    Since 1994       17                         Director, Amerada Hess Corporation
500 East Broward Blvd.                                                                     (exploration and refining of oil and
Suite 2100                                                                                 gas), Total Logistics, Inc. (formerly C2,
Fort Lauderdale, FL 33394-3091                                                             Inc.) (operating and investment busi-
                                                                                           ness) and Weatherford International,
                                                                                           Ltd (oilfield products and servicing)
                                                                                           (2004-present); and formerly,
                                                                                           Director, H.J. Heinz Company
                                                                                           (processed foods and allied products)
                                                                                           (1987-1988; 1993-2003).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman, Darby Overseas Investments, Ltd., Darby Technology Ventures Group, LLC (investment firms) and Franklin Templeton
Investment Funds (1994-present); Director, Templeton Capital Advisors Ltd.; and FORMERLY, Chairman, Darby Emerging Markets
Investments LDC (until 2004) and Templeton Emerging Markets Investment Trust PLC (until 2003); Secretary of the United States
Department of the Treasury (1988-1993); Chairman of the Board, Dillon, Read & Co., Inc. (investment banking) (until 1988);
and U.S. Senator, New Jersey (April 1982-December 1982).
------------------------------------------------------------------------------------------------------------------------------------
**HARMON E. BURNS (60)             Director    Director since   36                         None
One Franklin Parkway               and Vice    1994 Trustee
San Mateo, CA 94403-1906           President   and Vice
                                               President
                                               since 1996
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in
Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


30 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
                                                LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS              POSITION     TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**MARTIN L. FLANAGAN (44)          Director     Since 1994       5                          None
One Franklin Parkway               and Vice
San Mateo, CA 94403-1906           President
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer,
Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.;
Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin
Advisers, Inc.; Executive Vice President, Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin
Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (72)          Director,    Director and     143                        None
One Franklin Parkway               Chairman of  Vice President
San Mateo, CA 94403-1906           the Board    since 1994 and
                                   and Vice     Chairman of
                                   President    the Board
                                                since 1995
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin
Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
                                                LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS              POSITION     TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (52)                Chief        Since 2004       Not Applicable             Not Applicable
One Franklin Parkway               Compliance
San Mateo, CA 94403-1906           Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Officer of 51 of the investment companies in Franklin Templeton Investments; Director, Global Compliance, Franklin Resources,
Inc.; and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY A. EVERETT (41)            Vice         Since 2001       Not Applicable             Not Applicable
PO Box N-7759                      President
Lyford Cay, Nassau, Bahamas
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President and Director, Templeton Global Advisors Limited; officer of 15 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Investment Officer, First Pennsylvania Investment Research (until 1989).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 31

------------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
                                                LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (57)            Senior Vice    Since 2002       Not Applicable             Not Applicable
500 East Broward Blvd.           President
Suite 2100                       and Chief
Fort Lauderdale, FL 33394-3091   Executive
                                 Office -
                                 Finance and
                                 Administration
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (58)               Vice           Since 2000       Not Applicable             Not Applicable
One Franklin Parkway             President
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief
Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (57)            Vice           Since 2000       Not Applicable             Not Applicable
One Franklin Parkway             President
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President,
Templeton Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory
Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor
Services, LLC, Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC,
and Templeton/Franklin Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc.
and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of
Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and
Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial
Clerk, U.S. District Court (District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR. (64)      Vice           Since 1996       Not Applicable             Not Applicable
One Franklin Parkway             President
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and
officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of
49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


32 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
                                                LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
JOHN R. KAY (64)                 Vice
                                 President      Since 1994       Not Applicable             Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Templeton Worldwide, Inc.; Assistant Vice President, Franklin Templeton Distributors, Inc.; Senior Vice
President, Franklin Templeton Services, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of
35 of the investment companies in Franklin Templeton Investments; and FORMERLY, Vice President and Controller, Keystone
Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (68)           Vice           Since 2002       Not Applicable             Not Applicable
600 Fifth Avenue                 President-AML
Rockefeller Center               Compliance
New York, NY 10020-2302
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; Director, FTI Banque, Arch
Chemicals, Inc. and Lingnan Foundation; and officer and/or director, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
MARK MOBIUS (68)                 President      President since  Not Applicable             Not Applicable
17th Floor,                      and Chief      1994 and Chief
The Chater House                 Executive      Executive
8 Connaught Road                 Officer -      Officer -
Central, Hong Kong               Investment     Investment
                                 Management     Management
                                                since 2002
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Portfolio Manager of various Templeton advisory affiliates; Managing Director, Templeton Asset Management Ltd.; Executive
Vice President and Director, Templeton Global Advisors Limited; and officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton Investments; and
FORMERLY, President, International Investment Trust Company Limited (investment manager of Taiwan R.O.C. Fund) (1986-1987);
and Director, Vickers da Costa, Hong Kong (1983-1986).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT C. ROSSELOT (44)          Secretary      Since December   Not Applicable             Not Applicable
500 East Broward Blvd.                          2004
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Associate General Counsel and Assistant Secretary, Franklin Resources, Inc.; Vice President and Assistant Secretary,
Templeton Investment Counsel, LLC and Fiduciary Trust International of the South; officer of 15 of the investment companies in Franklin Templeton Investments; and FORMERLY, Assistant General Counsel, The Prudential Insurance Company of America
(1997-2001).
------------------------------------------------------------------------------------------------------------------------------------
GREGORY R. SEWARD (48)          Treasurer       Since October    Not Applicable             Not Applicable
500 East Broward Blvd.                          2004
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Franklin Templeton Services, LLC; officer of 15 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Vice President, JPMorgan Chase (2000-2004) and American General Financial Group (1991-2000).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 33

------------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
                                                LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (67)           Vice           Since 2000       Not Applicable             Not Applicable
One Franklin Parkway             President
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000);
and Director, Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (53)             Chief          Since 2004       Not Applicable             Not Applicable
500 East Broward Blvd.           Financial
Suite 2100                       Officer
Fort Lauderdale, FL 33394-3091   and Chief
                                 Accounting
                                 Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Officer of 51 of the investment companies in Franklin Templeton Investments; Senior Vice President, Franklin Templeton
Services, LLC; and FORMERLY, Managing Director, RSM McGladrey, Inc.; and Partner, McGladrey & Pullen, LLP.
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

** Charles B. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Franklin Resources Inc. (Resources), which is the parent company of the Fund's adviser and distributor. Harmon E. Burns is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director of Resources. Martin L. Flanagan is considered to be an interested person of the Fund under the federal securities laws due to his position as officer of Resources. Nicholas F. Brady is considered to be an interested person of the Fund under the federal securities laws due to his ownership interest in a subsidiary of Resources, as well as his director positions with such company and certain other related companies.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF DIRECTORS HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED EACH OF FRED R. MILLSAPS AND FRANK A. OLSON AS AN AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MESSRS. MILLSAPS AND OLSON QUALIFY AS SUCH AN EXPERT IN VIEW OF THEIR EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE. MR. MILLSAPS, WHO IS CURRENTLY A DIRECTOR OF VARIOUS BUSINESS AND NONPROFIT ORGANIZATIONS, HAS SERVED AS A MEMBER AND CHAIRMAN OF THE FUND AUDIT COMMITTEE SINCE INCEPTION AND WAS FORMERLY CHAIRMAN AND CHIEF EXECUTIVE OFFICER OF LANDMARK BANKING CORPORATION AND FINANCIAL VICE PRESIDENT OF FLORIDA POWER AND LIGHT. MR. OLSON, WHO HAS SERVED AS A MEMBER OF THE FUND AUDIT COMMITTEE SINCE 2003, CURRENTLY SERVES AS CHAIRMAN EMERITUS OF THE HERTZ CORPORATION AND WAS FORMERLY CHAIRMAN FROM 1980-2000 AND ITS CHIEF EXECUTIVE OFFICER FROM 1977 TO 1999, IS A DIRECTOR AND AUDIT COMMITTEE MEMBER OF AMERADA HESS CORPORATION AND WHITE MOUNTAINS INSURANCE GROUP, LTD., AND A FORMER CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER OF UAL CORPORATION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF DIRECTORS BELIEVES THAT MR. MILLSAPS AND MR. OLSON HAVE EACH ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MESSRS. MILLSAPS AND OLSON ARE INDEPENDENT DIRECTORS AS THAT TERM IS DEFINED UNDER THE APPLICABLE STOCK EXCHANGE RULES AND U.S. SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.


34 | Annual Report

Templeton Russia and East European Fund, Inc.

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT

At a meeting held March 1, 2005, the Board of Directors, including a majority of non-interested or independent Directors, approved renewal of the investment advisory contract for the Templeton Russia and East European Fund, Inc. (the "Fund"). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included reports on the Fund, the share price premium or discount to net asset value, the results of investment performance and related financial information for the Fund, as well as periodic reports on legal compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report prepared by Lipper Financial Services ("Lipper"), an independent organization, as well as a Fund Profitability Analysis Report prepared by management. The Lipper Reports compared the Fund's investment performance and expenses with those of other funds deemed comparable to the Fund as selected by Lipper. The Fund Profitability Analysis Report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis utilizing expense allocation methodologies deemed reasonable by the Fund's independent accountants. Included with such Profitability Analysis Report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager including management's explanation of differences where relevant, and a three year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such Report were a memorandum prepared by management describing enhancements to the services provided to the funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such materials, the independent Directors received assistance and advice from and met separately with independent counsel. In approving continuance of the investment advisory contract for the Fund, the Board, including a majority of independent Directors, determined that the existing management fee structure was fair and reasonable and that continuance of the investment advisory contract was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed below, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the Code of Ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. Favorable consideration was given to


                                                              Annual Report | 35

Templeton Russia and East European Fund, Inc.

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

management's efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had been favorably reported on in discussions with the Fund's outside accountants and had functioned smoothly during the hurricanes and blackout experienced last year in Florida. Other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable third party report on portfolio execution, as well as the compliance procedures and qualifications of the Chief Compliance Officer established in accordance with recently adopted SEC requirements. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of the level of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed so as to be aligned with the interests of Fund shareholders.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper Reports furnished for the contract renewals. The Lipper Report prepared for the Fund showed its investment performance within a Performance Group consisting of the Fund and two other funds constituting the only closed-end Eastern European funds within such category as designated by Lipper. Such Report considers total return on a net asset basis without regard to market discounts or premiums in order to accurately reflect investment performance. Performance was shown during 2004 as well as for the previous five year period on an annualized basis. The Lipper Report showed that while the Fund's total return during 2004 was the lowest within such Performance Group, its total return on an annualized basis was the highest within such Group during each of the previous three and five year periods. The Board was satisfied with such performance, noting that the Fund's total return during 2004 exceeded 26% and exceeded 24% for the five year period on an annualized basis as shown in such Report.

COMPARATIVE EXPENSES. Consideration was given to a Lipper Report analysis of the management fees and total expense ratios of the Fund compared with an expense group consisting of the Fund and six other non-leveraged closed-end Eastern European or Western European funds as selected by Lipper. Prior to making such comparison, the Board relied upon a survey showing that the scope of management advisory services covered under the Fund's investment advisory contract were similar to those provided by fund managers to other mutual fund groups which would be used as a basis of comparison in the Lipper Reports. In reviewing comparative costs, emphasis was given to each Fund's management fee in comparison with the effective management fee that would have been charged by other funds within its Lipper expense group assuming they were the same size as the Fund, as well as the actual total expenses of the Fund in comparison with those of such Expense Group. The Lipper effective management fee analysis considers administrative fees to be part of management fees and showed the Fund's effective management fee to be the sixth highest in its Expense Group for 2004. The Lipper Report showed the Fund's


36 | Annual Report

Templeton Russia and East European Fund, Inc.

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

actual expenses in 2004 were the fifth highest in such Expense Group, but less than a tenth of a percent above the Group median. The Board found such expenses to be acceptable in view of the Fund's performance and investment style.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund Profitability Analysis that addresses the overall profitability of Franklin Templeton's U.S. Fund business, as well as its profits in providing management and other services to each of the individual funds. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the cost allocation methodology was consistent with that followed in profitability report presentations made in prior years and that such methodology was subject to review and testing by the Fund's outside accountants every other year. It was also noted that legal costs and payments incurred by Franklin Templeton in resolving various legal proceedings arising from its U.S. fund operations had not been allocated to the Fund for purposes of determining profitability. Included in the analysis were the revenue and related costs involved in managing the Fund, as well as its relative contribution to the profitability of the Manager's parent. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary to the type of fund operations conducted by the Manager and its corporate affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational costs savings and efficiencies initiated by management. In addition, the Board considered a third party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon their consideration of all these factors, the Board determined that the level of profits realized by the Manager under its investment advisory contract with the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether the Manager realizes economies of scale as the Fund grows larger and the extent to which any such benefit is shared with the Fund and its shareholders. The Board believed that a Manager's ability to realize economies of scale and the sharing of such benefit is a more relevant consideration in the case of an open end fund whose size increases as a result of the continuous sale of its shares. A closed end investment company such as the Fund does not continuously offer shares and growth following its initial public offering will primarily result from market appreciation which benefits its shareholders.


                                                              Annual Report | 37

Templeton Russia and East European Fund, Inc.

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

While believing economies of scale to be less of a factor in the context of a closed end fund, the Board believes at some point an increase in size may lead to economies of scale which should be shared with the Fund and its shareholders and intends to monitor future growth of the Fund accordingly.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

CERTIFICATIONS

The Fund's Chief Executive Officer - Finance and Administration is required by the New York Stock Exchange's Listing Standards to file annually with the Exchange a certification that he is not aware of any violation by the Fund of the Exchange's Corporate Governance Standards applicable to the Fund. The Fund has filed such certification.

In addition, the Fund's Chief Executive Officer - Finance and Administration and Chief Financial Officer and Chief Accounting Officer are required by the rules of the SEC to provide certain certifications with respect to the Fund's Form N-CSR and Form N-CSRS (which includes the Fund's annual and semiannual reports to shareholders) that are filed semiannually with the SEC. The Fund has filed such certifications with its Form N-CSRS for the six months ended September 30, 2004. Additionally, the Fund expects to file, on or about May 31, 2005, such certifications with its Form N-CSR for the year ended March 31, 2005.


38 | Annual Report

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

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth
Fund Franklin Small Cap Growth Fund II(1)

VALUE
Franklin Balance Sheet Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund(4)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund(4),(5)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(4)
Templeton Global Bond Fund

TAX-FREE INCOME(6)
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(7)

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund New York
Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California(8)
Colorado
Connecticut
Florida(8)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(7)
Michigan(7)
Minnesota(7)
Missouri
New Jersey
New York(8)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust(9)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders and select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(5) Formerly Franklin Short-Intermediate U.S. Government Securities Fund. Effective 9/1/04, the fund's name changed; its investment goal and strategy remained the same.

(6) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(7)   Portfolio of insured municipal securities.

(8) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(9) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

01/05
                                                   Not part of the annual report

         [LOGO]                     100 Fountain Parkway
FRANKLIN(R) TEMPLETON(R)        P.O. Box 33030
      INVESTMENTS               St. Petersburg, FL 33733-8030

ANNUAL REPORT

TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.

INVESTMENT MANAGER

Templeton Asset Management Ltd.

TRANSFER AGENT

Mellon Investor Services LLC
P.O. Box 3315
South Hackensack, NJ 07606-1915
Toll free number: 1-800/416-5585

Hearing Impaired phone number: 1-800/231-5469

Foreign Shareholders phone number: 201/329-8660

www.melloninvestor.com

FUND INFORMATION

1-800/342-5236

Investors should be aware that the value of investments made for the Fund may go down as well as up. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

TLTRF A2005 05/05




ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(a), the registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers principal financial and accounting officer.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Fred R. Millsaps and Frank A. Olson, they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $51,370 for the fiscal year ended March 31, 2005 and $45,299 for the fiscal year ended March 31, 2004.

(b)  Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements were $0 for the fiscal year ended March 31, 2005 and $51,489 for the fiscal year ended March 31, 2004. The services for which these fees were paid attestation services.

(c)  Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $12,280 for the fiscal year ended March 31, 2005 and $0 for the fiscal year ended March 31, 2004. The services for which these fees were paid included tax compliance and advise.

(d)  All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended March 31, 2005 and $136 for the fiscal year ended March 31, 2004. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $295 for the fiscal year ended March 31, 2005 and $99,864 for the fiscal year ended March 31, 2004. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and training.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

         (i) pre-approval of all audit and audit related services;

         (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

         (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

         (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were pre-approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $12,575 for the fiscal year ended March 31, 2005 and $151,489 for the fiscal year ended March 31, 2004.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Members of the Audit Committee are:  Fred R. Millsaps, Frank J. Crothers, Frank
A. Olson and Constantine D. Tseretopoulos.


ITEM 6. SCHEDULE OF INVESTMENTS.        N/A


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The board of directors of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund's manager Templeton Asset Management Ltd in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the manager.

The manager has delegated its administrative duties with respect to the voting of proxies to the Proxy Group within Franklin Templeton Companies, LLC (Proxy Group), an affiliate and wholly owned subsidiary of Franklin Resources, Inc. All proxies received by the Proxy Group will be voted based upon the manager's instructions and/or policies.

To assist it in analyzing proxies, the manager subscribes to Institutional Shareholder Services (ISS), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services. In addition, the manager subscribes to Glass Lewis & Co., LLC (Glass Lewis), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although ISS' and/or Glass Lewis' analyses are thoroughly reviewed and considered in making a final voting decision, the manager does not consider recommendations from ISS, Glass Lewis or any other third party to be determinative of the manager's ultimate decision. The manager votes proxies solely in the interests of the Fund and its shareholders. As a matter of policy, the officers, directors/trustees and employees of the Fund, the manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of the Fund and its shareholders. All conflicts are resolved in the interests of the manager's clients. In situations where the manager perceives a material conflict of interest, the manager may: disclose the conflict to the Fund's board of directors; defer to the voting recommendation of the Fund's board of directors, ISS, Glass Lewis or those of another independent third party provider of proxy services; or take such other action in good faith (in consultation with counsel) which would protect the interests of the Fund and its shareholders.

The recommendation of management on any issue is a factor which the manager considers in determining how proxies should be voted, but is not determinative of the manager's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and the manager will not support the position of the company's management in any situation where it deems that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

MANAGER'S PROXY VOTING POLICIES AND PRINCIPLES The manager has adopted general proxy voting guidelines, which are summarized below. These guidelines are not an exhaustive list of all the issues that may arise and the manager cannot anticipate all future situations. In all cases, each proxy will be considered based on the relevant facts and circumstances.

BOARD OF DIRECTORS. The manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The manager may withhold votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, the manager will review this issue as well as proposals to restore or provide for cumulative voting on a case-by-case basis, taking into consideration factors such as the company's corporate governance guidelines or provisions and performance.

RATIFICATION OF AUDITORS OF PORTFOLIO COMPANIES. In light of several high profile accounting scandals, the manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, the manager will examine proposals relating to non-audit relationships and non-audit fees. The manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence.

MANAGEMENT & DIRECTOR COMPENSATION. A company's equity-based compensation plan should be in alignment with its shareholders' long-term interests. The manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable, including the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plans. The manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. The manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although the manager will generally oppose "golden parachutes" that are considered to be excessive. The manager will normally support proposals that require a percentage of directors' compensation to be in the form of common stock, as it aligns their interests with those of shareholders. The manager will review on a case-by-case basis any shareholder proposals to adopt policies on expensing stock option plans.

ANTI-TAKEOVER MECHANISMS AND RELATED ISSUES. The manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. On occasion, the manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm the Fund or its shareholders' interests. The manager generally supports proposals that require shareholder rights' plans ("poison pills") to be subject to a shareholder vote and will closely evaluate such plans on a case-by-case basis to determine whether or not they warrant support. The manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. The manager generally opposes any supermajority voting requirements as well as the payment of "greenmail." The manager generally supports "fair price" provisions and confidential voting.

CHANGES TO CAPITAL STRUCTURE. The manager will review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase and proposals seeking preemptive rights. The manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable.

MERGERS AND CORPORATE RESTRUCTURING. Mergers and acquisitions will be subject to careful review by the research analyst to determine whether each will be beneficial to shareholders. The manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring and reincorporation proposals are also subject to a thorough examination on a case-by-case basis.

SOCIAL AND CORPORATE POLICY ISSUES. The manager will generally give management discretion with regard to social, environmental and ethical issues, although the manager may vote in favor of those that are believed to have significant economic benefits or implications for the Fund and its shareholders.

GLOBAL CORPORATE GOVERNANCE. Many of the tenets discussed above are applied to proxy voting decisions for international companies. However, the manager must be more flexible in these instances and must be mindful of the varied market practices of each region.

The manager will attempt to process every proxy it receives for all domestic and foreign proxies. However, there may be situations in which the manager cannot process proxies, for example, where a meeting notice was received too late, or sell orders preclude the ability to vote. The manager may abstain from voting under certain circumstances or vote against items such as "Other Business" when the manager is not given adequate information from the company.

Shareholders may view the complete Policies on-line at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are available on-line at franklintempleton.com and posted on the SEC website at www.sec.gov and reflect the twelve-month period beginning July 1, 2003, and ending June 30, 2004.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANIES AND AFFILIATED PURCHASES.     NONE


ITEM 9. SUBMISSION OF MATTERS OF A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.


ITEM 10. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS

(a) Code of Ethics

(b)(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b)(2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer





                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.

By /s/JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date  May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By /s/JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date  May 20, 2005




By /s/GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer
Date  May 20, 2005